Income Taxes (Tables)	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Schedule of Effective Income Tax Rate Reconciliation
The following is the reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate:

	Successor	Predecessor
	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Tax (benefit) expense at federal statutory rates	$(2,199)	$—	$—	$—
State income tax, net of federal tax benefit	(628)	3	9	12
Transaction expenses	119	—	—	—
Other Permanent Differences	75	—	—	—

Income tax (benefit) expense	$(2,633)	$3	$9	$12

The effective tax rates were as follows:

	Successor				Predecessor
	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Period from May 22, 2020 through September 30, 2020	Three months ended September 30, 2020	Nine months ended September 30, 2020
Effective tax rate	29.7%	(23.7)%	27.3%	25.7%	0.0%	0.1%

Schedule of Deferred Tax Assets
The components of net deferred tax liabilities are as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$891	$—
Interest carryforwards	161	—
Accrued expenses	86	—
Deferred rent	20	—
Other assets	20	—

Total deferred tax assets	1,178	—
Valuation allowance	—	—

Net deferred tax assets	1,178	—
Deferred tax liabilities:
Depreciation and amortization	204	—
Prepaid expenses	137	—
Deferred revenue	43	19

Total deferred tax liabilities	384	19

Net deferred tax assets (liabilities)	$794	$(19)

Schedule of components of income tax expense (benefit)
The components of income tax expense (benefit) were as follows:

	Successor	Predecessor
	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year ended December 31, 2019		Year ended December 31, 2018
Income tax (benefit) expense
Federal:
Current	$—	$—	$		$—
Deferred	(2,047)	—		—	—

	(2,047)	—		—	—
State:
Current	4	11		11	5
Deferred	(590)	(8)		(2)	7

	(586)	3		9	12

Income tax (benefit) expense	$(2,663)	$3		$9	$12

GigCapital4, Inc
Schedule of Components of Income Before Income Taxes
The sources of loss before provision for income taxes are as follows for the period from December 4, 2020 (date of inception) through December 31, 2020:

Period from December 4, 2020 (date of inception) through December 31, 2020
Domestic	$(34,096)
Foreign	—

Total	$(34,096)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from December 4, 2020 (date of inception) through December 31, 2020
Statutory income tax benefit	$(7,160)
State income taxes, net of federal	(2,381)
Valuation allowance on start-up costs	9,541

Provision for income taxes	$—

Schedule of Deferred Tax Assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets as of December 31, 2020 were as follows:

December 31, 2020
Deferred Tax Assets:
Start-up costs	$9,541
Valuation allowance	(9,541)

Net deferred tax assets	$—